INTEREST BEARING LOANS AND BORROWINGS - Medium-term and long-term notes and bonds and private placement notes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Medium-term notes and bonds and long-term bonds and private placement notes
Disclosure of detailed information about borrowings [line items]
Medium-term notes and bonds	¥ 18,975,379	¥ 16,736,755
2018 medium-term 5.84% note
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	5.84%
Medium-term notes and bonds	¥ 1,998,802	1,992,339
2019 Medium-Term 4.31% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	4.31%
Medium-term notes and bonds	¥ 1,985,264	1,982,228
2018 medium-term 4.66% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,100,000
Interest rate (as a percent)	4.66%
Medium-term notes and bonds	¥ 1,099,284	1,098,218
2018 medium-term 5.06% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 900,000
Interest rate (as a percent)	5.06%
Medium-term notes and bonds	¥ 898,807	898,315
2018 medium-term 4.30% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,400,000
Interest rate (as a percent)	4.30%
Medium-term notes and bonds	¥ 1,398,160	1,397,319
2018 medium-term 4.57% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,600,000
Interest rate (as a percent)	4.57%
Medium-term notes and bonds	¥ 1,597,071	1,596,192
2019 Medium-Term 3.84% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	3.84%
Medium-term notes and bonds	¥ 1,999,196	1,998,604
2019 Medium-Term 3.50% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	3.50%
Medium-term notes and bonds	¥ 1,997,265	1,997,097
2019 Medium-Term 4.99% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 900,000
Interest rate (as a percent)	4.99%
Medium-term notes and bonds	¥ 999,623	999,462
2020 Medium-Term 3.04% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 900,000
Interest rate (as a percent)	3.04%
Medium-term notes and bonds	¥ 897,972
2020 Medium-Term 3.31% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 500,000
Interest rate (as a percent)	3.31%
Medium-term notes and bonds	¥ 499,853
2020 Medium-Term 3.07% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	3.07%
Medium-term notes and bonds	¥ 999,617
2018 Hong Kong dollar medium-term 5.25% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,785,840
Interest rate (as a percent)	5.25%
Medium-term notes and bonds	¥ 2,604,465	¥ 2,776,981